Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Common share		Additional paid-in capital		Treasury shares	Accumulated other comprehensive Income (loss)	Retained earnings	Non-controlling interests	Total
Balance at Dec. 31, 2021	$ 756		$ 340,837		$ (9,423)	$ 2,819	$ 71,559	$ 2,172	$ 408,720
Balance (in Shares) at Dec. 31, 2021	55,065,009
Stock-based compensation			3,835						3,835
Employee stock options exercised (cash and cashless)		[1]		[1]
Employee stock options exercised (cash and cashless) (in Shares)	75,201
Distribution of dividend							(38,579)		(38,579)
Other comprehensive income (loss)						(23,957)		(158)	(24,115)
Employee settlement of stock-based liability			62						62
Net income							52,595	336	52,931
Balance at Dec. 31, 2022	$ 756		344,734		(9,423)	(21,138)	85,575	2,350	402,854
Balance (in Shares) at Dec. 31, 2022	55,140,210
Stock-based compensation			3,621						3,621
Employee stock options exercised (cash and cashless)	$ 6		4,901						4,907
Employee stock options exercised (cash and cashless) (in Shares)	593,024
Distribution of dividend							(28,144)	(47)	(28,191)
Other comprehensive income (loss)						3,877		(54)	3,823
Employee settlement of stock-based liability			66						66
Transaction with minority shareholders			(5)					5
Net income							62,444	423	62,867
Balance at Dec. 31, 2023	$ 762		353,317		(9,423)	(17,261)	119,875	2,677	$ 449,947
Balance (in Shares) at Dec. 31, 2023	55,733,234								55,733,234
Stock-based compensation			2,952						$ 2,952
Employee stock options exercised (cash and cashless)		[1]		[1]
Employee stock options exercised (cash and cashless) (in Shares)	153,991
Distribution of dividend							(31,823)		(31,823)
Other comprehensive income (loss)						(9,689)		53	(9,636)
Transaction with minority shareholders			(1,288)			28		(2,871)	(4,131)
Net income							72,179	141	72,320
Balance at Dec. 31, 2024	$ 762		$ 354,981		$ (9,423)	$ (26,922)	$ 160,231		$ 479,629
Balance (in Shares) at Dec. 31, 2024	55,887,225								55,887,225

[1]	Represents an amount lower than $1.